[THE AMERICAN FUNDS GROUP(R)]
SEMI-ANNUAL REPORT


THE BOND FUND
OF AMERICA


FOR THE SIX MONTHS ENDED JUNE 30, 1999

[cover:  close-up of various paper currency]

THE BOND FUND OF AMERICA(SM)
seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The Bond Fund of America is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For more than six decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

RESULTS AT A GLANCE(1)
assuming distributions reinvested or interest compounded for periods ended June 30, 1999

                                                         Lifetime
                                                         (since May 28, 1974)
                              6-month      12-month      Total           Average annual
                              return       return        return          compound return
The Bond Fund of America      +0.8%        +2.2%         +997.9%         +10.0%
Lehman Brothers
Aggregate Bond Index          -1.4         +3.1          +860.7(2)       +9.4(2)
Lipper Corporate A-Rated
Bond Funds Average            -2.4         +1.1          +815.4          +9.2
Average savings               +2.3         +4.6          +399.1          +6.6
institution(3)
Consumer Price                +1.4         +2.0          +242.0          +5.0
Index(4)

(1) Neither fund results nor Lipper averages include the effects of sales charges.

(2) The Lehman Brothers Aggregate Bond Index began on January 1, 1976. From the fund's inception through December 31, 1975, the Lehman Brothers
Government/Corporate Bond Index was used. The indexes are unmanaged.

(3) Based on figures from U.S. League of Savings Institutions and the Federal Reserve Board, reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.

(4) Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.


Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the average annual compound returns with all distributions reinvested for periods ended June 30, 1999, assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $25,000 or more):

10 years: +7.97%;   5 years: +6.86%;   12 months: -2.70%

The fund's 30-day yield as of July 31, 1999, calculated in accordance with the Securities and Exchange Commission formula, was 6.99%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF, OR GUARANTEED BY, A BANK OR ANY OTHER ENTITY.



FELLOW SHAREHOLDERS:

The U.S. economy continued to grow in the first half of 1999, feeding off a heady combination of rising employment, wealth from a robust stock market and remarkably quiescent inflation. Bond investors were less sanguine, however, growing wary of a potentially overheating economy that could push inflation and interest rates higher.


FUND RESULTS

Although sluggish bond prices during the period reduced the net asset value of your shares, dividends paid to shareholders more than offset market dips, resulting in a six-month total return of 0.8% and a 12-month return of 2.2%.

Your investment in The Bond Fund of America continued to produce a steady stream of high current income. Shareholders who reinvested monthly dividends totaling 46.5 cents a share received an income return of 3.5% for the six months ended June 30 (7.0% annualized); the income return for those who took dividends in cash was 3.4% (6.8% annualized).

While modest, the fund's 0.8% total return outpaced both the unmanaged Lehman Brothers Aggregate Bond Index and the average return for the 164 corporate A-rated bond funds tracked by Lipper, Inc. These declined 1.4% and 2.4%, respectively.

[Begin Sidebar]
GOOD BOND SELECTION HAS BEEN KEY TO THE FUND'S LONG-TERM RECORD.
[End Sidebar]

Over longer, more meaningful periods, The Bond Fund of America has provided shareholders with excellent returns, as the table at left shows. Since beginning operations a quarter-century ago, the fund has achieved a total return of 997.9% - an average compound return of 10.0% a year - and outpaced relevant benchmarks.


ACTION BY THE FEDERAL RESERVE

The U.S. economic expansion, now in its ninth year, continues to confound expectations. Nonetheless, worries about the pace of growth in the United States raised the specter of higher inflation, leading the Federal Reserve Board to raise the federal funds rate (the rate banks charge each other for overnight loans) by a quarter-point at the end of June, to 5.0%. The move was expected, and the anticipation of higher rates dampened market prices of existing bonds during the six-month period.


A BROAD MANDATE

The Bond Fund of America concentrates its assets in good quality fixed-income instruments, but it also has the flexibility to invest a portion in lower rated bonds issued in the U.S. and around the world. We believe our broad mandate has had important benefits for shareholders over the long term.

The portfolio is unusually well-diversified, with investments in hundreds of carefully selected issues. About half of net assets are invested in corporate bonds from a wide variety of issuers. Other holdings include: U.S. Treasuries and other government bonds; mortgage- and asset-backed securities; and a reserve of cash and equivalents. (The chart on page 4 provides a portfolio breakdown by sector.)

[Begin Sidebar]
THE FUND'S BROAD MANDATE HAS HAD IMPORTANT LONG-TERM BENEFITS FOR SHAREHOLDERS. [End Sidebar]

Although broad trends obviously influence results, we have always preferred to set our sights on the merits of individual securities, regardless of sector. Good bond selection has been key to the fund's long-term record, and we are pleased to note that despite a generally weak bond environment, many holdings appreciated in price during the period. These included a number of our mortgage-backed positions, two large wireless holdings - Nextel Communications and Omnipoint - and several sizable bank-related issues, to name a few.

The fund's security-by-security investment approach is supported by an intensive research effort. That effort helps us uncover opportunities that other investors may have overlooked; the continual monitoring of these securities also bolsters our conviction that our decisions are the right ones for shareholders, regardless of conventional market wisdom. Global research is a hallmark of Capital Research and Management Company, investment adviser to The Bond Fund of America and all of the American Funds.


LOOKING FORWARD

Despite the recent turbulence, the outlook for bonds appears quite favorable. Inflationary pressures seem to be in check; global businesses are thriving and expanding; and many of the world's troubled economies are taking the first difficult steps toward recovery.

Market volatility such as we have seen over the last year or so makes the value of a long-term perspective readily apparent. The Bond Fund of America marked its 25th anniversary this past May; we believe that our long view has been an important factor in the fund's lifetime success.

We look forward to reviewing the past quarter-century with you six months from now, in the annual report.


Cordially,

/s/Paul G. Haaga, Jr.    /s/Abner D. Goldstine
Paul G. Haaga, Jr.       Abner D. Goldstine
Chairman of the Board    President

August 13, 1999


THE BOND FUND OF AMERICA
INVESTMENT PORTFOLIO JUNE 30, 1999
[begin pie chart]
Corporate Bonds                                                47.6%
Mortgage/Asset-Backed Securities                               26.4%
U.S. Treasury Securities                                       11.2%
Non-U.S. Government Bonds & Governmental Authorities            7.4%
Federal Agency Notes & Bonds*                                   0.8%*
Stocks & Warrants                                               0.5%
Cash & Equivalents                                              6.1%
[end pie chart]

*Does not include mortgage-backed securities issued by federal agencies.


                                                               Shares or
                                                               Principal        Market
                                                                  Amount         Value Percent of
BONDS, NOTES & PREFERRED STOCKS                                     (000)         (000)Net Assets
---------------------------------------------------------------------------   --------------------

INDUSTRIALS, SERVICES & UTILITES
TELECOMMUNICATIONS
Nextel Communications, Inc.:
9.75% 2004                                                        $19,000        19,285
10.125% 2004                                                       12,750        12,941
0%/9.75% 2007(1)                                                   64,500        44,989
0%/10.65% 2007(1)                                                  11,750         8,519
0%/9.95% 2008(1)                                                   19,750        13,627
12.00% 2008(2)                                                      5,000         5,675
Series D, 13.00% exchangeable preferred, redeemable 2009 (3)       16,802share   17,768
Series E, 11.125% exchangeable preferred, redeemable 2010 (3)      24,860        25,108
McCaw International, Ltd. (owned by Nextel Communications, Inc.   $39,381        24,473
units, 0%/13.00% 2007(1),(4),(5)
Nextel International, Inc. 0%/12.125% 2008(1)                      15,500         7,982     1.87
Omnipoint Corp.:
Units 12.00% 2000(2),(4),(5),(6)                                   12,833        22,133
14.00% 2003(2),(3),(5)                                             32,250        33,862
11.625% 2006                                                       39,450        40,239
Loan Agreement, Tranche A, 8.25% 2006(2),(6)                        9,256         9,256
7.00% convertible preferred                                       120,000share    6,570     1.16
Bell Atlantic Financial Services, Inc.:(2)
5.75%, convertible debentures, 2003                               $30,000        30,150
4.25% convertible debentures 2005                                  35,000        35,787      .69
Clearnet Communications Inc.:(1)
0%/11.75% 2007                                                   C$45825         20,845
0%/10.40% 2008                                                     53,500        21,794      .44
Viatel, Inc.:
11.15% 2008                                                       DM9500          5,055
11.25% 2008                                                        $7,000         7,105
0%/12.40% 2008(1)                                                 DM4500          1,541
0%/12.50% 2008(1)                                                 $34,250        22,006      .40
11.50% 2009(2)                                                      2,750         2,832
Crown Castle International Corp.:
0%/10.625% 2007(1)                                                 17,000        11,815
12.75% preferred 2010(3)                                           25,554share   26,577      .40
American Cellular Corp. 10.50% 2008                               $30,425        31,034      .32
Global TeleSystems Group, Inc. 8.75% convertible                    7,500        30,037      .31
 debentures 2000(2)
COLT Telecom Group PLC:
Units 0%/12.00% 2006(1),(4)                                         5,255         7,644
8.875% 2007                                                       DM9500          5,205
7.625% 2008                                                        31,800        16,711      .31
Cable & Wireless Communications PLC:
6.75% 2008                                                        $17,500        16,930
6.75% 2008                                                         12,000        11,551      .30
Time Warner Telecom Inc. 9.75% 2008                                26,650        27,316      .28
U S WEST Capital Funding, Inc.:
6.25% 2005                                                          1,500         1,454
6.375% 2008                                                         2,000         1,900
6.50% 2018                                                         25,500        22,848      .27
Comcast Cellular Corp., Series B, 9.50% 2007                       21,000        23,415      .24
PageMart Wireless, Inc.:(1)
0%/15.00% 2005                                                      9,000         8,190
0%/11.25% 2008                                                     34,250        14,727      .24
Esat Telecom Group PLC:
0%/12.50% 2007(1)                                                   4,000         2,880
Units 0%/12.50% 2007(1),(4),(5)                                     4,504         3,575
11.875% 2008                                                       13,750        14,162      .21
Loral Orion Network Systems, Inc. Units 11.25% 2007(4),(5)         23,290        20,558      .21
Dobson Communications Corp.:
11.75% 2007                                                         1,000         1,050
12.25% exchangeable preferred, redeemable 2008(3)                  20,887share   19,216      .21
US Xchange, LLC 15.00% 2008                                       $17,625        18,154      .19
Allegiance Telecom, Inc.:
0%/11.75% 2008(1)                                                  21,000        12,967
12.875% 2008                                                        4,450         4,717      .18
Qwest Communications International Inc.:(1)
0%/9.47% 2007                                                      15,000        11,724
0%/8.29% 2008                                                       7,500         5,647      .18
Centennial Cellular Corp. 10.75% 2008(2)                           16,000        16,560      .17
NEXTLINK Communications, Inc.:
12.50% 2006                                                         3,000         3,210
9.625% 2007                                                         3,000         2,895
9.00% 2008                                                          8,250         7,714
14.00% preferred 2009(3)                                           21,425share    1,076      .16
CCPR Services, Inc. 10.00% 2007                                   $12,000        12,720      .13
Comunicacion Celular SA, units, 0%/14.125% 2005(1),(2),(4)         17,568        11,693      .12
Sprint Capital Corp. 6.875% 2028                                   10,000         9,066      .10
TVN Entertainment Corp., units, 14.00% 2008(2),(4),(5)             13,263         9,010      .09
MobileTelecommunication Technologies Corp. 13.50% 2002              6,780         7,661      .08
PTC International Finance BV 0%/10.75% 2007(1)                      9,450         6,804      .07
CEI Citicorp Holdings SA 11.25% 2007(2)                          ARP9500          6,295      .07
SpectraSite Holdings, Inc. 0%/12.00% 2008(1),(2)                   $9,500         5,795      .06
PanAmSat Corp.:
6.125% 2005                                                         2,500         2,331
6.375% 2008                                                         3,000         2,754      .05
Dobson/Sygnet Communications Co. 12.25% 2008                        4,500         4,747      .05
Globalstar, LP, units, 11.375% 2004(4)                              4,503         3,155      .03
Telesystem International Wireless Inc. 0%/13.25% 2007(1)            6,000         3,120      .03
IMPSAT Corp. 12.375% 2008                                           2,500         2,062      .02
Conecel Holdings Ltd., units, Series A, 14.00%                      6,053           605      .01
 2000(2),(4),(5),(7)
Cellco Finance NV 15.00% 2005(2)                                      500           516      .01
                                                                              --------------------
                                                                                931,335     9.66
                                                                              --------------------

DIVERSIFIED MEDIA & CABLE TELEVISION
Liberty Media Corp.:
7.875% 2009(2)                                                     49,400        49,105
8.50% 2029(2)                                                       3,000         2,992      .54
Fox/Liberty Networks, LLC, FLN Finance, Inc.:
8.875% 2007                                                        22,250        23,140
0%/9.75% 2007(1)                                                   33,325        25,993      .51
NTL Inc.:
0%/12.75% 2005(1)                                                  17,750        16,774
Series B, 10.00% 2007                                              10,000        10,300
0%/9.75% 2008(1)                                                   12,500         8,375
11.50% 2008                                                        11,000        12,045      .49
Charter Communications Holdings, LLC:(2)
8.25% 2007                                                          5,000         4,762
0%/9.92% 2011(1)                                                   56,500        35,030      .41
Lenfest Communications, Inc.:
8.375% 2005                                                        11,000        11,489
7.625% 2008                                                         6,750         6,799
8.25% 2008                                                          3,250         3,331      .23
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(1)                   22,000        19,800      .21
TCI Communications, Inc.:
8.00% 2005                                                         10,000        10,519
8.75% 2015                                                          5,000         5,665      .17
Cablevision Industries Corp.:
8.125% 2009                                                         9,250         9,299
9.875% 2013                                                         5,000         5,400      .15
Comcast Corp. 10.25% 2001                                          13,000        13,725      .14
Telemundo Holdings, Inc. 0%/11.50% 2008(1)                         25,375        13,131      .14
Adelphia Communications Corp.:
8.125% 2003                                                         5,000         4,875
8.375% 2008                                                         7,500         7,200      .13
TeleWest PLC:
9.625% 2006                                                         4,700         4,841
0%/11.00% 2007(1)                                                   8,000         7,120      .12
Falcon Holding Group, LP, Falcon Funding Corp. 8.375% 2010         12,000        11,850      .12
Century Communications, Corp.:
0% 2003                                                             1,727         1,209
8.75% 2007                                                          6,200         6,138
0% 2008                                                             8,900         3,916      .12
Globo Comunicacoes e Partcipacoes Ltd.:
10.50% 2006(2)                                                      9,480         6,849
10.50% 2006                                                         2,000         1,445      .09
Cox Communications, Inc. 6.40% 2008                                 7,500         7,091      .07
V2 Music Holdings, units:(1),(2),(4)
0%/14.00% 2008                                                     L7883          3,971
0%/14.00% 2008                                                     $9,259         2,960      .07
Time Warner Companies Inc. 7.25% 2017                               7,000         6,739      .07
Multicanal Participacoes SA, Series B, 12.625% 2004                 6,875         6,583      .07
Coaxial Communications of Central Ohio, Inc. 10.00% 2006            5,750         5,865      .06
Viacom Inc. 7.75% 2005                                              5,000         5,121      .05
FrontierVision 11.00% 2006                                          2,500         2,775      .03
Avalon Cable Holdings LLC 0%/11.875% 2008(1),(2)                    3,625         2,374      .02
News America Holdings Inc. 8.625% 2014                            A$3250          2,132      .02
Grupo Televisa, SA  0%/13.25% 2008(1)                              $1,000           810      .01
                                                                              --------------------
                                                                                389,538     4.04
                                                                              --------------------

TRANSPORTATION
Continental Airlines, Inc., pass-through certificates:(8)
Series 1998-3, Class C-1, 7.08% 2004                                3,000         2,937
Series 1992-2, Class C-2, 7.434% 2004                               2,000         2,008
Series 1998-3, Class C-2, 7.25% 2005                               12,000        11,913
Series 1997-1, Class C, 7.42%  2007(6)                              2,355         2,340
Series 1998-3, Class A-2, 6.32% 2008                               15,000        14,093
Series 1999-2, Class A-2, 7.056% 2009                               2,000         1,999
Series 1997-1, Class B, 7.461% 2014                                   957           947
Series 1996-2, Class B, 8.56% 2014                                  1,860         1,917
Series 1996-2, Class C, 10.22% 2014                                 5,703         6,179
Series 1996, Class C, 9.50% 2015                                    4,653         4,935
Series 1996, Class B, 7.82% 2015                                   12,562        12,591
Series 1997-1 Class A, 7.461% 2016                                 15,208        15,412
Series 1996-2, Class D, 11.50% 2016                                 3,932         4,158
Series 1997-4, Class A, 6.90% 2018                                 30,390        29,784
Series 1998-1, Class A,  6.648% 2019                               36,621        35,005
Series 1999-1, Class B, 6.795% 2020                                17,000        16,144     1.68
Jet Equipment Trust:(2),(8)
Series 1994-A, Class B1, 10.91% 2006                                6,364         7,050
Series 1994-A, Class C1, 11.79% 2013                                4,000         5,017
Series 1995-B, 10.91% 2014                                          5,000         5,900
Series 1995-D, 11.44% 2014                                         10,000        12,159
Series 1995-B, Class A, 7.63% 2015                                  4,088         4,081
Series 1995-B, Class C, 9.71% 2015                                  5,500         6,124
Series 1995-A, Class C, 10.69% 2015                                10,500        12,422      .55
Airplanes Pass Through Trust, pass-through certificates,           41,051        39,717      .41
Series 1, Class C, 8.15%  2019(8)
Atlas Air, Inc., pass-through trusts, Series 1998-1,               40,661        38,546      .40
 Class A, 7.38% 2019(8)
Delta Air Lines, Inc.:
pass-through certificates, Series 1992-A2, 9.20% 2014(8)           11,500        12,940
Equipment trust certificates:(2)
Series I, 10.00% 2014                                               5,000         5,795
Series J, 10.00% 2014                                               5,000         5,796
Series F, 10.79% 2014                                               1,700         2,077      .28
USAir, Inc.:
1990 Equipment Trust Certificates:
Series A, 10.28% 2001                                                 754           778
Series B, 10.28% 2001                                                 754           778
Series C, 10.28% 2001                                                 530           547
Enhanced Equipment Notes:
Class B, 7.50% 2009                                                 7,813         7,536
Class C, 8.93% 2009                                                 7,538         7,654
Pass-through trust:(8)
Series 1993-A2, 9.625% 2003                                         2,500         2,555
Series 1993-A3, 10.375% 2013                                        2,250         2,388      .23
United Air Lines, Inc., pass-through certificates:(8)
Series 1995-A1, 9.02% 2012                                         10,393        11,029
Series 1995-A2, 9.56% 2018                                          8,000         8,641      .20
American Airlines, Inc., pass-through certificates,                 6,000         7,060      .07
Series 1991-C2, 9.73% 2014(8)
Union Pacific Capital Trust 6.25% TIDES convertible preferred(2   111,100share    5,708      .06
Teekay Shipping Corp. 8.32% 2008                                   $6,000         5,640      .06
Canadian National Railway Co. 6.45% 2036(6)                         4,750         4,615      .05
Southwest Airlines, pass-through certificates,                      2,408         2,737      .03
Series 1994-A4, 9.15% 2016(8)
                                                                              --------------------
                                                                                387,652     4.02
                                                                              --------------------

ENERGY & RELATED COMPANIES
PDVSA Finance Ltd.:
8.75% 2004(2)                                                       2,000         2,008
9.375% 2007(2)                                                     20,000        19,637
9.75% 2010(2)                                                      17,250        16,827
7.40% 2016                                                         10,000         7,640
7.50% 2028                                                          9,375         7,081      .55
Norcen Energy Resources Ltd. 7.375% 2006                           17,500        17,113
Union Pacific Resources Group Inc. 7.30% 2009                      17,500        16,842      .35
Petrozuata Finance, Inc.:(2)
Series A, 7.63% 2009                                               24,530        20,616
Series B, 8.22% 2017                                                2,000         1,545      .23
Conoco Inc. 6.35% 2009                                             17,500        16,797      .18
McDermott Inc. 9.375% 2002                                         13,500        14,059      .15
Pogo Producing Co.:
8.75% 2007                                                          1,500         1,425
10.375% 2009                                                       11,000        11,440      .13
Cross Timbers Oil Co.:
Series B, 9.25% 2007                                                2,000         2,000
8.75% 2009                                                          9,025         8,754      .11
YPF SA 7.75% 2007                                                  10,000         9,413      .10
Pioneer Natural Resources Co. 7.20% 2028                           11,975         8,634      .09
Oil Co. Ltd. 8.90% 2000(2)                                          7,255         7,333      .08
OXYMAR 7.50% 2016(2)                                                8,500         7,065      .07
Pemex Finance Ltd. 8.875% 2007(2)                                   7,000         6,889      .07
Kelley Oil & Gas Corp. 10.375% senior subordinated notes 2006       6,750         3,848      .04
Benton Oil and Gas Co., 11.625% 2003                                3,625         2,338      .03
Clark Refining & Marketing, Inc. 8.375% 2007                        1,500         1,403      .01
                                                                              --------------------
                                                                                210,707     2.19
                                                                              --------------------

LEISURE & TOURISM
AMF Bowling Worldwide, Inc.:
10.875% 2006                                                       13,839        11,348
0%/12.25% 2006(1)                                                  13,050         8,091
0% convertible debentures 2018(2)                                  23,100         3,234      .23
Mirage Resorts, Inc.:
6.625% 2005                                                         7,500         7,167
6.75% 2007                                                          6,500         6,057
6.75% 2008                                                          6,750         6,270      .20
William Hill Finance 10.625% 2008                                 L10593         17,195      .18
Carmike Cinemas, Inc. 9.375% 2009(2)                              $15,875        15,399      .16
Boyd Gaming Corp.:
9.25% 2003                                                         11,475        11,647
9.50% 2007                                                          3,500         3,465      .16
FelCor Suites LP 7.375% 2004                                       13,650        12,670      .13
CapStar Hotel Co. 8.75% 2007                                       12,020        11,179      .12
Friendly Ice Cream Corp. 10.50% 2007                               10,450         9,301      .10
Joseph E. Seagram & Sons, Inc.:
6.625% 2005                                                         4,000         3,876
6.80% 2008                                                          5,000         4,767      .09
Premier Parks Inc.:
9.25% 2006                                                          5,000         4,950
0%/10.00% 2008(1)                                                   4,500         2,993      .08
Punch Taverns 7.567% 2026                                          L5000          7,821      .08
Harrah's Operating Co., Inc. 7.875% 2005                           $6,000         5,790      .06
KSL Recreation Group, Inc. 10.25% 2007                              5,000         5,113      .05
Six Flags Entertainment Corp. 8.875% 2006                           5,000         4,975      .05
Regal Cinemas, Inc. 9.50% 2008                                      5,000         4,700      .05
Royal Caribbean Cruises Ltd.:
7.25% 2018                                                          2,000         1,861
7.50% 2027                                                          3,000         2,813      .05
Sun International Hotels Ltd., Sun International                    3,000         3,000      .03
 NA, Inc. 9.00% 2007
Jupiters Ltd. 8.50% 2006(2)                                         3,000         2,970      .03
                                                                              --------------------
                                                                                178,652     1.85
                                                                              --------------------

ELECTRICAL & GAS UTILITIES
Israel Electric Corp. Ltd.:(2)
7.25% 2006                                                          7,165         6,868
7.75% 2009                                                         44,500        44,031
7.70% 2018                                                          8,500         7,761
7.875% 2026                                                        13,000        12,027
7.75% 2027                                                         20,000        17,841
8.10% 2096                                                         11,905        10,494     1.03
PECO Energy Transition Trust, Series 1999-A, Class A6,             17,500        16,762      .17
 6.05% 2009
Edison Mission Energy 7.73% 2009(2)                                10,000        10,110      .11
The Williams Companies, Inc. 6.625% 2004                            2,000         1,975
Williams Holdings of Delaware, Inc.:
6.125% 2003                                                         2,000         1,955
6.25% 2006                                                          5,000         4,758
6.50% 2008                                                          1,000           956      .09
Tenaga Nasional Berhad 7.625% 2007(2)                               9,000         8,071      .08
Coastal Corp.:
6.50% 2006                                                          2,500         2,391
6.375% 2009                                                         6,000         5,663      .08
United Utilities PLC 6.875% 2028                                    7,500         6,566      .07
Energen Corp., Series B, 7.125% 2028                                6,000         5,422      .06
Tennessee Gas Pipeline Co. 7.625% 2037                              5,110         5,077      .05
Transener SA 9.25% 2008(2)                                          4,250         3,597      .04
Enron Corp. 6.75% 2004                                              3,500         3,492      .04
Columbia Gas System, Inc., Series C, 6.80% 2005                       796           789      .01
                                                                              --------------------
                                                                                176,606     1.83
                                                                              --------------------

HEALTH & PERSONAL CARE
Columbia/HCA Healthcare Corp.:
6.125% 2000                                                         8,500         8,267
6.41% 2000                                                          1,000           987
7.60% 2001                                                          1,750         1,713
7.15% 2004                                                          1,500         1,414
6.91% 2005                                                         16,410        14,966
7.00% 2007                                                         12,750        11,425
8.85% 2007                                                         24,105        24,107
8.70% 2010                                                          4,250         4,083
9.00% 2014                                                          5,650         5,355
7.69% 2025                                                          5,000         4,159      .79
Integrated Health Services, Inc.:
5.75% convertible debentures 2001                                  12,750         8,861
10.25% 2006(6)                                                      9,350         7,106
Series A, 9.50% 2007                                               12,175         8,827
Series A, 9.25% 2008                                               32,657        23,431      .50
Paracelsus Healthcare Corp. 10.00% 2006                            20,575        16,049      .17
McKesson Corp.:
6.30% 2005                                                          3,650         3,390
6.40% 2008                                                          6,500         5,832      .09
Nationwide Health Properties, Inc., Series A, 7.677%              100,000share    7,425      .08
 preferred cumulative step-up premium rate
Mariner Health Group, Inc. 9.50% 2006                              $7,300           767      .01
                                                                              --------------------
                                                                                158,164     1.64
                                                                              --------------------

BROADCASTING & PUBLISHING
Chancellor Media Corp. of Los Angeles:
9.375% 2004                                                         7,500         7,650
8.125% 2007                                                        21,000        20,475
Series B, 8.75% 2007                                                8,625         8,582
9.00% 2008                                                          7,000         7,035      .45
Hearst-Argyle Television, Inc.:
7.00% 2018                                                         18,500        16,830
7.50% 2027                                                          5,500         5,170      .23
Young Broadcasting Inc.:
10.125% 2005                                                        3,500         3,596
Series B, 8.75% 2007                                               14,250        13,965      .18
Cox Radio, Inc. 6.375% 2005                                        18,000        17,181      .18
Antenna TV SA 9.00% 2007                                            9,750         9,311      .10
Ziff-Davis Inc. 8.50% 2008                                          9,500         8,978      .09
Capstar Broadcasting Corp. 12.00% preferred 2009(3)                71,150share    8,325      .09
Transwestern  Publishing Co. LLC 9.625% 2007                       $7,250         7,105      .07
RBS Participacoes SA 11.00% 2007(2)                                10,000         6,675      .07
Sun Media Corp. 9.50% 2007                                          5,139         5,319      .06
Muzak Holdings LLC:(2)
9.875% 2009                                                         3,500         3,500
0%/13.00% 2010(1)                                                   2,000         1,110      .05
STC Broadcasting, Inc. 11.00% 2007                                  3,250         3,413      .03
Newsquest Capital PLC 11.00% 2006                                   2,850         3,171      .03
                                                                              --------------------
                                                                                157,391     1.63
                                                                              --------------------

GENERAL RETAILING & MERCHANDISING
J. C. Penney Co., Inc.:
7.60% 2007                                                         15,000        15,234
7.95% 2017                                                         31,500        32,059
7.65% 2016                                                          4,000         3,966
7.625% (Undated)                                                    5,880         5,222      .58
Sears Roebuck Acceptance Corp.:
6.25% 2009                                                          2,000         1,875
6.875% 2017                                                        22,150        20,910
6.50% 2028                                                         10,000         8,729      .33
Federated Department Stores, Inc.:
10.00% 2001                                                         2,000         2,110
8.125% 2002                                                         5,000         5,230
6.30% 2009                                                         15,500        14,525
7.45% 2017                                                          2,000         1,984
7.00% 2028                                                          2,000         1,854      .26
Kmart Corp. 9.78% 2020                                             12,250        12,526      .13
Sunglass Hut International, Ltd. 5.25% convertible debentures 2    11,150         9,422      .10
DR Securitized Lease Trust, pass-through certificates,              8,000         7,904      .08
 Series 1994 K-2, 9.35% 2019(8)
Randall's Food Markets, Inc. 9.375% 2007                            2,500         2,681      .03
Dillard's, Inc. 7.13% 2018                                          2,750         2,547      .03
Fred Meyer, Inc.:
7.375% 2005                                                         1,000         1,014
7.45% 2008                                                          1,000         1,009      .02
Boyds Collection, Ltd. 9.00% 2008(2)                                1,806         1,770      .02
                                                                              --------------------
                                                                                152,571     1.58
                                                                              --------------------

METALS
BHP Finance Ltd.:
6.69% 2006                                                         21,800        21,257
8.50% 2012                                                         20,000        21,728
6.75% 2013                                                         10,000         9,318
7.25% 2016                                                          3,500         3,385      .58
Freeport-McMoRan Copper & Gold Inc.:
7.50% 2006                                                         34,000        25,430
7.20% 2026                                                         18,000        13,522      .40
Doe Run Resources Corp.:
Series B, 11.354% 2003(6)                                           3,000         2,625
Series B, 11.25% 2005                                              16,000        14,560      .18
Inco Ltd. 9.60% 2022                                               16,000        15,542      .16
Pohang Iron & Steel Co., Ltd.:
7.50% 2002                                                          1,000           986
6.625% 2003                                                         2,500         2,367      .04
Kaiser Aluminum and Chemical Corp. 12.75% 2003                      2,000         2,020      .02
                                                                              --------------------
                                                                                132,740     1.38
                                                                              --------------------

MULTI-INDUSTRY
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed          1,500,000share   31,500
perpetual capital securities(2)
Swire Pacific Offshore Financing Ltd. 9.33% cumulative            400,000         8,800      .42
 guaranteed perpetual capital securities(2)
Wharf International Finance Ltd., Series A, 7.625% 2007           $25,000        21,948      .23
Hutchison Whampoa Finance (CD) Ltd.:(2)
7.45% 2017                                                          3,000         2,630
Series D, 6.988% 2037                                              18,000        16,899      .20
Reliance Industries Ltd.:(2)
8.25% 2027                                                         10,000         8,958
10.50% 2046                                                           250           212
10.25% (Undated)                                                   10,750         8,607      .19
Pan Pacific Industrial Investments PLC 0% 2007(2)                  33,500        16,599      .17
Federal-Mogul Corp.:
7.75% 2006                                                         10,000         9,575
7.50% 2009(2)                                                       3,000         2,769      .13
Tenneco Inc. 8.075% 2002                                            3,000         3,101      .03
                                                                              --------------------
                                                                                131,598     1.37
                                                                              --------------------

FOREST PRODUCTS & PAPER
Container Corp. of America:
10.75% 2002                                                         4,800         5,052
9.75% 2003                                                         18,815        19,474
Series A, 11.25% 2004                                               8,000         8,300      .34
Scotia Pacific Co. LLC, Timber Collateralized Notes:
Series B, Class A-1, 6.55% 2028                                     1,450         1,334
Series B, Class A-2, 7.11% 2028                                    26,400        22,044
Series B, Class A-3, 7.71% 2028                                    10,143         7,455      .32
Copamex Industrias, SA de CV, Series B, 11.375% 2004               11,880        10,573      .11
Grupo Industrial Durango, SA de CV:
12.00% 2001                                                         3,000         2,970
12.625% 2003                                                        7,625         7,415      .11
Indah Kiat Finance Mauritius Ltd.:
11.875% 2002                                                          300           244
10.00% 2007                                                        12,075         8,362      .09
Pindo Deli Finance Mauritius Ltd.:
10.25% 2002                                                         6,000         4,395
10.75% 2007                                                         3,625         2,528      .07
Paperboard Industries International Inc. 8.375% 2007                5,000         4,700      .05
Norampac Inc. 9.50% 2008                                            4,400         4,488      .05
Pacifica Papers Inc. 10.00% 2009(2)                                 4,000         4,040      .04
APP International Finance Co. 11.75% 2005                             275           215      .00
                                                                              --------------------
                                                                                113,589     1.18
                                                                              --------------------

INDUSTRIAL COMPONENTS & MACHINERY
TRW Inc. 7.125% 2009(2)                                            32,375        31,443      .33
John Deere Capital Corp. 8.625% 2019                               16,850        18,027      .19
Delphi Automotive Systems Corp. 6.50% 2009                         12,750        12,046      .12
Hayes Wheels International, Inc. 9.125% 2007                        9,000         9,045      .09
Tekni-Plex, Inc. 9.25% 2008                                         7,500         7,388      .08
BREED Technologies, Inc. 9.25% 2008                                32,000         5,440      .06
                                                                              --------------------
                                                                                 83,389      .87
                                                                              --------------------

ELECTRICAL & ELECTRONICS
Hyundai Semiconductor America, Inc.:(2)
8.25% 2004                                                          7,705         6,667
8.625% 2007                                                        20,700        16,515      .24
Samsung Electronics Co., Ltd.:(2)
7.45% 2002                                                         11,000        10,606
9.75% 2003                                                          7,000         7,140      .19
Earthwatch Inc.:(2),(5)
0%/12.50% 2005(1)                                                  17,280        10,869
Series B, 7.00% convertible preferred 2009(3)(9)                  928,571share    3,250
Series C, 8.50% convertible preferred 2009(3) (9)                  78,496           196      .15
Zilog, Inc. 9.50% 2005                                            $12,250        10,903      .11
Advanced Micro Devices, Inc. 11.00% 2003                            4,000         4,040
First International Computer Corp. 1.00% convertible                3,000         3,450      .08
 debentures 2004(2)
Maxtor Corp. 5.75% convertible debentures 2012                      3,000         2,160      .02
                                                                              --------------------
                                                                                 75,796      .79
                                                                              --------------------

FOOD & FOOD PRODUCTS
Nabisco, Inc.:
7.05% 2007                                                          8,500         8,333
7.55% 2015                                                          9,000         8,970
6.375% 2035(6)                                                     17,900        17,141      .36
Fage Dairy Industry SA 9.00% 2007                                  10,000         9,250      .09
Gruma, SA de CV 7.625% 2007                                         8,000         7,140      .07
Home Products International, Inc. 9.625% 2008                       6,000         5,460      .06
New World Pasta Co. 9.25% 2009(2)                                   3,000         2,940      .03
                                                                              --------------------
                                                                                 59,234      .61
                                                                              --------------------

MISCELLANEOUS MATERIALS & COMMODITIES
Equistar Chemicals LP:
6.50% 2006                                                          7,800         7,028
8.75% 2009(2)                                                       7,500         7,597      .15
Printpack, Inc.:
Series B, 9.875% 2004                                               2,775         2,789
10.625% 2006                                                        9,465         9,110      .13
Graham Packaging Co.:
8.75% 2008                                                          3,625         3,444
0%/10.75% 2009(1)                                                   5,975         4,003      .08
Impress Metal Packaging Holdings BV 9.875% 2007                  DM12000          7,017      .07
Anchor Glass Container Corp. 11.25% 2005                           $4,750         4,821      .05
Key Plastics Inc. 10.25% 2007                                       1,000           980      .01
                                                                              --------------------
                                                                                 46,789      .49
                                                                              --------------------

CONSUMER & BUSINESS SERVICES
Sotheby's Holdings, Inc. 6.875% 2009                               20,000        18,632      .20
CellNet Data Systems, Inc., units, 0%/14.00% 2007(1),(4),(5)       19,708         9,893      .10
Protection One Alarm Monitoring, Inc.:
6.75% convertible debentures 2003                                   5,000         4,463
13.625% 2005(5)                                                     4,560         5,107      .10
The Hertz Corp. 6.25% 2009                                          4,000         3,727      .04
Teletrac Holdings, Inc., units, 14.00% 2007(4),(5)                  6,857         2,192      .02
Safety-Kleen Services, Inc. 9.25% 2008                                250           261      .00
                                                                              --------------------
                                                                                 44,275     0.46
                                                                              --------------------

BEVERAGES & TOBACCO
Canandaigua Wine Co., Inc.:
Series C, 8.75% 2003                                                7,500         7,425
8.75% 2003                                                          6,650         6,584      .15
Standard Commercial Tobacco Co., Inc. 8.875% 2005                   6,750         5,603      .06
Delta Beverage Group, Inc. 9.75% 2003                               4,750         4,988      .05
                                                                              --------------------
                                                                                 24,600      .26
                                                                              --------------------

OTHER
Salton/Maxim Housewares, Inc. 10.75% 2005                           8,250         8,642      .09
Tultex Corp.:
10.625% 2005                                                        6,891         2,756
9.625% 2007                                                         6,891         2,756      .06
                                                                              --------------------
                                                                                 14,154      .15
                                                                              --------------------

FINANCE
BANKS & THRIFTS
SocGen Real Estate Co. LLC, Series A, 7.64%/8.406%                 99,000        93,421      .97
 (undated)(1),(2)
Tokai Preferred Capital Co. LLC, Series A, 9.98%               94,500,000share   87,180      .90
 noncumulative preferred(2)
BNP U.S. Funding LLC, Series A, 7.738% noncumulative           64,000,000        60,193
 preferred(2)
Banque Nationale de Paris 5.80% (undated)(6)                      $12,500        12,026      .75
Fuji JGB Investment LLC, Series A, 9.87% noncumulative         67,250,000share   58,844
 preferred(2)
Fuji International Finance (Bermuda) Trust, Fuji Bank, Ltd.       $10,000         8,350      .70
 7.30% Eurodollar Note (undated)(6)
MBNA Corp., MBNA:
Capital A, Series A, 8.278% 2026                                   28,000        25,853
Capital B, Series B, 5.795% 2027(6)                                30,000        26,108      .54
Bankers Trust New York Corp.:
6.70% 2007                                                         20,000        19,309
7.50% 2015                                                         18,500        17,758
7.90% 2027                                                          5,000         4,789
Deutsche Bank Capital Funding Trust I 7.872% (undated)(2),(6)       7,000         6,751      .50
Capital One Bank:
6.375% 2003                                                         5,000         4,924
6.40% 2003                                                          2,000         1,955
6.78% 2005                                                         10,000         9,792
7.15% 2006                                                         11,000        10,776
6.70% 2008                                                         10,000         9,551
Capital One Capital I 6.545% 2027(2),(6)                           10,000         8,870      .48
Advanta Corp.:
Series D, 6.54% 2000                                               10,600        10,478
Series D, 6.60% 2000                                                6,000         5,936
Series B, 7.00% 2001                                                4,000         3,694
Series D, 6.925% 2002                                               2,500         2,222
6.925% 2002                                                         2,000         1,777
Advanta Capital Trust I 8.99% 2026                                 11,000         7,370      .33
NB Capital Corp. 8.35% exchangeable depositary shares           1,200,000share   30,374      .32
Skandinaviska Enskilda Banken AB:
6.875% 2009                                                        $8,250         8,039
7.50% (Undated)(6)                                                 23,000        21,541      .31
Bank of Scotland 7.00% (Undated)(2),(6)                            30,000        28,679      .30
Paribas, New York Branch 6.95% 2013                                30,000        28,196      .29
Washington Mutual Capital I, Subordinated Capital Income           22,000        22,231
 Securities, 8.375% 2027
Ahmanson Capital Trust I, Capital Securities,                       2,030         2,063
 Series A, 8.36% 2026(2)
Great Western Financial Trust II, Series A, 8.206% 2027             2,055         2,032      .27
IBJ Preferred Capital Co. LLC, Series A, 8.79%                 27,450,000share   22,921      .24
 noncumulative preferred(2)
National Westminster Bank PLC 7.75% (undated)(6)                  $23,000        22,846      .24
BankAmerica Corp. 5.875% 2009                                      22,500        20,657      .21
HSBC America Capital 8.38% 2027(2)                                 19,375        19,459      .20
Canadian Imperial Bank of Commerce 5.25% Eurodollar Note           25,000        19,313      .20
 (undated)(6)
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027     16,000        16,643      .17
Imperial Capital Trust I, Imperial Bancorp 9.98% 2026              15,000        14,472      .15
Bayerische Vereinsbank AG 5.50% 2008                              E13271         14,452      .15
Standard Chartered Bank:(6)
Series 3, 5.463% (Undated)                                         $5,000         3,311
Series 1, 5.50% Eurodollar Note (Undated)                          15,000         9,875      .14
Chevy Chase Preferred Capital Corp. 10.375%                       242,900share   13,026      .14
Hypothekenbank in Essen AG 5.25% 2008                             E12000         12,757      .13
Riggs Capital Trust II 8.875% 2027                                 $7,500         7,272
Riggs National Corp. 8.625% 2026                                    5,400         5,102      .13
Fleet Financial Group, Inc. 6.375% 2008                             1,000           952
Fleet Capital Trust II 7.92% 2026                                   1,000           982
Fleet Capital Trust V 6.176% 2028(6)                               10,000        10,045      .12
Abbey National PLC 6.70% (Undated)(6)                              12,500        11,872      .12
J.P. Morgan & Co. Inc.:
Series A, 6.00% 2009                                                1,650         1,527
Series A, 5.302% 2012(10)                                          10,000         8,743      .11
Bankunited Capital Trust, AG, Bankunited                           10,000        10,000      .10
 Financial Corp., 10.25% 2026
Rheinische Hypothekenbank Eurobonds 4.25% 2008                    E10000          9,893      .10
Royal Bank of Scotland 8.375% 2007                                 L4900          8,524      .10
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred(2) 8,500,000share    8,350      .09
Bank of Nova Scotia 5.25% Eurodollar Note (undated)(6)            $10,000         7,800      .08
Korea Development Bank:
7.125% 2001                                                         1,000           998
6.625% 2003                                                           750           721
7.375% 2004                                                         6,000         5,899      .08
Hongkong and Shanghai Banking Corp. Ltd. 5.438% (undated)(6)       10,000         7,588      .08
Lloyds Bank (#2) 5.25% (undated)(6)                                 8,000         6,779      .07
Den Danske Bank 7.40%/7.961% 2010(2),(6)                            6,000         6,091      .06
Allied Irish Banks PLC. 5.50% (undated)(6)                          7,000         6,024      .06
Chase Capital I, Capital Securities, Series A, 7.67% 2026           6,000         5,790      .06
BCI US Funding Trust I 8.01% (Undated)(2),(6)                       6,000         5,716      .06
Bay View Capital Corp. 9.125% 2007                                  5,500         5,170      .05
Midland Bank 5.75% Eurodollar Note (undated)(6)                     5,000         4,054      .04
MBI Finance 0% convertible debentures 2001                          6,000         4,800      .05
Merita Bank Ltd. 7.15% (undated)(2),(6)                             4,000         3,974      .04
National Bank of Canada 4.516% (undated)(6)                         5,000         3,778      .04
Bergen Bank 5.188% (undated)(6)                                     5,000         3,746      .04
Christiana Bank Og Kreditkasse 5.313% (undated)(6)                  4,000         3,042      .03
Komercni Finance BV 9.00%/10.75% 2008(2),(6)                        2,000         1,735      .02
Kansallis-Osake-Pankki 10.00% 2002                                  1,000         1,084      .01
Svenska Handelsbanken 8.125% 2007                                   1,000         1,065      .01
Banco General SA 7.70% 2002(2)                                        500           476      .00
                                                                              --------------------
                                                                              1,000,406    10.38
                                                                              --------------------

FINANCIAL SERVICES
Ford Motor Credit Co.:
5.25% 2008                                                       DM32000         16,894
5.80% 2009                                                        $44,000        40,212      .59
Household Finance Corp.:
6.00% 2004                                                         10,000         9,721
5.455% 2005(6)                                                      6,000         5,980
6.40% 2008                                                         21,750        20,668      .38
Providian:
National Bank 6.65% 2004                                           10,000         9,667
Financial Corp. 9.525% 2027(2)                                     16,750        15,888      .27
AT&T Capital Corp. 6.60% 2005                                      18,000        17,283      .18
Associates Corp. of North America:
5.85% 2001                                                          2,500         2,491
6.25% 2008                                                         15,000        14,314      .17
Wilshire Real Estate Investment Trust 19.00% 11/12/1999(5),(6)     18,130        14,504      .15
Nykredit A/S 6.00% 2029                                        DKr106920         14,132      .15
AB Spintab:
6.00% 2009                                                      SKr23000          2,736
6.80% (undated)(2),(6)                                             $1,500         1,457
7.50% (undated)(2),(6)                                              8,500         8,279      .13
Ocwen Financial Corp. 12.00% 2005                                   6,000         5,880
Ocwen Capital Trust I 10.875% 2027                                  6,500         5,086      .11
Newcourt Credit Group 6.875% 2005(2)                               10,000         9,786      .10
General Motors Acceptance Corp. 5.85% 2009                         10,000         9,175      .10
Wharf Capital International, Ltd. 8.875% 2004                       7,457         7,262      .08
Heller Financial, Inc. 6.00% 2004                                   7,500         7,260      .08
Ford Credit Auto Owner Trust, Series 1999-B, Class C, 6.65% 200     7,000         6,974      .07
AMRESCO, INC., Series 1998-A, 9.875% 2005                           8,150         6,846      .07
Halifax Building Society 8.75% 2006                                L3000          5,320      .05
Green Tree Financial Corp. 6.50% 2002                              $4,000         3,792      .04
Triad Auto Receivables Owner Trust, Series 1999-1,                  3,000         2,977      .03
 Class A2, 6.09% 2005
Lend Lease (US) Finance Inc. 6.75% 2005                             1,500         1,493      .01
                                                                              --------------------
                                                                                266,077     2.76
                                                                              --------------------

REAL ESTATE
ProLogis Trust:
7.25% 2002                                                           $750           751
7.05% 2006                                                          8,000         7,704
7.20% 2013                                                        $13,500        12,402
Series D, 7.92% preferred                                         380,000share    9,120
Series C, 8.625% convertible preferred                            200,000share    4,913      .36
CarrAmerica Realty Corp.:
Series B, 8.57% cumulative redeemable preferred                   700,000share   16,538
Series C, 8.55% cumulative redeemable preferred                   400,000         9,250      .27
EOP Operating LP:
6.763% 2007                                                        $5,000         4,753
6.75% 2008                                                         11,500        10,874      .16
Irvine Co. 7.46% 2006(2),(5)                                       15,000        14,127      .15
ERP Operating LP:
7.95% 2002                                                          3,750         3,854
7.57% 2026                                                          8,000         8,036      .12
Beverly Finance Corp. 8.36% 2004(2)                                 7,500         7,795      .08
Irvine Apartment Communities, LP 7.00% 2007                         8,250         7,501      .08
IAC Capital Trust, Series A, 8.25% TOPRS preferred                300,000share    7,219      .07
Duke Realty Investments, Inc., Series B, 7.99%                    150,000         6,713      .07
 preferred cumulative step-up premium rate
Simon DeBartolo Group, Inc., Series C, 7.89%                      150,000         6,450      .07
preferred cumulative step-up premium rate
New Plan Realty Trust, Series A, 7.80% preferred cumulative       112,500         5,006      .05
 step-up premium rate
Wellsford Residential Property Trust:
7.25% 2000                                                         $1,000           999
7.75% 2005                                                          1,000         1,017      .02
                                                                              --------------------
                                                                                145,022     1.50
                                                                              --------------------

INSURANCE
Jefferson Pilot Corp.:
8.14% 2046 (2)                                                      6,000         5,930
Capital Trust 8.285% 2046                                           8,500         8,546      .15
Lindsey Morden Group Inc., Series B, 7.00% 2008(2)               C$16000         10,126      .11
Aflac Inc. 6.50% 2009(2)                                          $10,000         9,527      .10
ReliaStar Financial Corp. 8.625% 2005                               5,000         5,362      .05
                                                                              --------------------
                                                                                 39,491      .41
                                                                              --------------------

COLLATERALIZED MORTGAGE/ASSET - BACKED OBLIGATIONSAgencies) (8)
  (Excluding Those Issued by Federal
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1, Class A1, 6.83% 2003                               20,796        21,014
Series 1997-C1, Class A3, 6.869% 2007                              20,000        19,566
Series 1997-C2, Class E, 7.624% 2011                               27,703        24,110
Series 1996-C1, Class A2A, 6.79% 2028                                 819           825
Series 1999-C1, Class D, 7.073% 2033(6)                            17,500        16,359
Series 1999-C1, Class E, 7.073% 2033(6)                             8,500         7,426      .93
DLJ Commercial Mortgage Corp.:
Series 1997-CF1, Class A1A, 7.40% 2006(2)                           6,102         6,147
Series 1996-CF2, Class A1B, 7.29% 2021(2)                          11,200        11,423
Series 1995-CF2, Class A1B, 6.85% 2027(2)                          30,845        31,039
Series 1996-CF1, Class A1A, 7.28% 2028                              8,972         9,102
Series 1998-CF1, Class A1A, 6.14% 2031(6)                          21,921        21,445
Series 1998-CF2, Class A1B, 6.24% 2031                             10,000         9,544      .92
Morgan Stanley Capital I Inc.:
Series 1995-GA1, Class A-1, 7.00% 2002(2)                           4,680         4,708
Series 1998-HF1, Class A-1, 6.19% 2007(6)                          30,364        29,717
Series 1996-WF1, Class A-1, 6.599% 2028(2),(6)                      8,533         8,581
Series 1998-WF2, Class A-1, 6.34% 2030(6)                           9,375         9,223
Series 1998-MC1, Class A-1 6.417% 2030                              7,884         7,814
Series 1998-HF2, Class A-2, 6.48% 2030                             17,000        16,525
Series 1999-FNV1, Class A-1 6.12% 2032                              9,892         9,650      .89
Green Tree Financial Corp., pass-through certificates:(8)
Series 1994-A, Class NIM,  6.90% 2004                               2,623         2,618
Series 1995-A, Class NIM,  7.25% 2005                               8,551         8,505
Series 1993-2, Class B, 8.00%  2018                                 2,250         2,081
Series 1997-A, Class HI-M1,  7.47% 2023                             1,000         1,004
Series 1995-8, Class B2, 7.65% 2026                                 4,000         3,146
Series 1995-6, Class B2, 8.00% 2026                                 2,450         1,994
Series 1995-9, Class A-5, 6.80% 2027                                8,000         8,010
Series 1996-7, Class A6, 7.65% 2027                                 2,100         2,122
Series 1996-6, Class B2, 8.35% 2027                                10,583         8,939
Series 1997-1, Class A-5,  6.86% 2028                               1,500         1,487
Series 1996-10, Class A-6, 7.30% 2028                               8,500         8,357
Series 1998-4, Class B2, 8.11% 2028                                13,350        10,442
Series 1997-6, Class A7, 7.14% 2029                                15,700        15,818      .77
CS First Boston:
Finance Co. Ltd., Series 1995-A, 5.970% 2005(2),(6)                42,400        38,160
Series 1998-FL1, Class E, 5.768% 2013(2),(6)                       12,080        11,814
Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 20    15,703        15,484      .68
Chase Commercial Mortgage Securities Corp.:
Series 1996-1, Class A1, 7.60% 2005                                 4,031         4,126
Series 1997-I, Class A1, 7.27% 2029                                 6,516         6,652
Series 1998-1, Class A1, 6.34% 2030                                30,166        29,881
Series 1998-2, Class A-2, 6.39% 2030                                8,000         7,707
Series 1998-2, Class E, 6.39% 2030                                 10,000         8,541      .59
First Consumer Master Trust, Series 1999-A, Class A, 5.80% 2005    51,000        48,450      .50
Structured Asset Securities Corp.:
Series 1998-RF2, Class A, 8.567% 2022(2),(6)                       35,312        36,593
Series 1998-RF1, Class A,  8.692% 2027(2),(6)                       3,555         3,699
Series 1996-CFL, Class D, 7.034% 2028                               2,950         2,950
Series 1996-CFL, Class A2A, 7.75% 2028(6)                             218           219      .45
Merrill Lynch Mortgage Investors, Inc.:
Seller Manufactured Housing Contracts, Series 1995-C2,              4,641         4,646
 Class A-1, 7.175% 2021(6)
Mortgage Pass-Through Certificates:
Series 1995-C2, Class D, 7.945% 2021(6)                               516           518
Series 1995-C3, Class A-1, 6.759% 2025(6)                           2,094         2,105
Series 1995-C3, Class A-3, 7.059% 2025(6)                          15,855        15,968
Series 1996-C2, Class A-1, 6.69% 2028(6)                           12,470        12,527
Series 1998-C3, Class A1, 5.65% 2030                                2,908         2,800      .40
Asset Securitization Corp.:
Series 1996-D3, Class A-1B, 7.21% 2026                              3,000         3,065
Series 1997-D4, Class A-1A, 7.35% 2029                              8,651         8,840
Series 1997-D5, Class A-PS1, interest only, 1.586% 2043(6)        275,593        25,494      .39
Garanti Trade Payment Rights Master Trust, Series 1999-B,          35,000        34,958      .36
 Class 1, 10.81% 2004(2)
First USA Credit Card Master Trust:
Series 1999-1, Class C, 6.42% 2006(2)                               2,500         2,423
Class A Floating-Rate Asset-Backed Certificates:(2),(6)
Series 1998-7  5.624% 2004                                          4,000         3,986
Series 1998-4, 5.524% 2008                                         15,000        14,771
Series 1998-8, 5.924% 2008                                          5,626         5,597
Series 1997-4, 5.90% 2010                                           6,630         6,526      .35
GS Mortgage Securities Corp.:
Series 1998-2, Class M, 7.75% 2027(2)                               1,173         1,179
Series 1998-C1, Class D, 7.45% 2030(6)                              3,750         3,424
Series 1998-C1, Class E, 7.45% 2030(6)                             31,076        27,390      .33
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)         32,625        30,426      .32
NationsLink Funding Corp., Series 1999-1, Class D, 6.6365% 2031    27,718        26,263      .27
H.S. Receivables Corp., Series 1999-1, Class A, 8.13% 2004(2)      22,500        22,725      .24
Metris Master Trust, Series 1998-1A, Class C, 5.874% 2005(2),(6    23,645        22,706      .23
Sears Credit Account Master Trust:
Series 1998-2, Class A, 5.25% 2008                                 12,300        11,747
Series 1999-1, Class A, 5.65% 2009                                 10,000         9,659      .22
Puerto Rico Public Financing Corp., Series 1999-1,                 21,017        20,555      .21
 Class A, 6.15% 2008
Bear Stearns Commercial Mortgage Securities Inc.:
Series 1998-C1, Class A-1, 6.34% 2007                               8,465         8,345
Series 1999-C1, Class X, interest only, 1.054% 2031(6)            173,027        12,043      .21
GE Capital Mortgage Services, Inc.:
Series 1994-15, Class A10, 6.00% 2009                              16,376        15,393
Series 1994-9, Class A9, 6.50% 2024                                 4,779         4,507      .21
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,         19,014        18,549      .19
 Class A-1, 6.22% 2031
Prudential Securities Secured Financing Corp.,1999-NRF1,           18,000        17,123      .18
 Class C, 6.746% 2009 Commercial Mortgage Pass-Through
 Certificates, Series
Structured Asset Notes Transaction, Ltd., Series 1996-A,           16,781        16,366      .17
 Class A1, 7.156% 2003(2)
Commercial Mortgage Acceptance Corp.:
Series 1998-C1, Class A-1, 6.23% 2007                              11,714        11,528
Series 1998-C2, Class A-1, 5.80% 2030                               4,728         4,614      .17
Ocwen Residential MBS Corp., Series 1998-R1,                       16,377        15,485      .16
 Class AWAC, .284% 2040(2),(6)
Nomura Asset Securities Corp., Series 1998-D6,                     15,275        15,108      .16
 Class A-A1, 6.28% 2030(6)
Health Care Securitization Program, Series 1999-3,                 15,000        14,948      .15
 Class A, 7.05% 2003(2)
FIRSTPLUS Home Loan Owner Trust:
Series 1997-1, Class A-7, 7.16% 2018                               10,000         9,862
Series 1997-3, Class B-1, 7.79% 2023                                5,000         4,388      .15
Resolution Trust Corp.:
Series 1991-M5, Class B, 9.00% 2017                                 1,557         1,557
Series 1993-C1, Class D, 9.45% 2024                                 9,352         9,325
Series 1993-C1, Class E, 9.50% 2024                                    70            70
Series 1993-C2, Class C, 8.00% 2025                                   777           774
Series 1993-C2, Class D, 8.50% 2025                                 2,499         2,494      .15
Green Tree Recreational, Equipment & Consumer Trust:
Series 1999-A, Class A-6, 6.84% 2029                                5,000         4,992
Series 1997-D, Class CTFS, 7.25% 2029                               8,500         7,075      .13
ComEd Transitional Funding Trust, Transitional
 Funding Trust Note:
Series 1998, Class A-4, 5.39%, 2005                                 6,000         5,807
Series 1998, Class A-6, 5.63% 2009                                  6,000         5,631      .12
The Money Store Trust:
Series 1997-1, Class A-2, 6.81% 2011                                6,304         6,337
Series 1996-D, Class A-14, 6.985% 2016                              4,000         4,021      .11
Residential Asset Securitization Trust, Series 1997-A3              9,225         9,330      .10
, Class B1, 7.75% 2027
MBNA Master Credit Card Trust:
Series 1999-D, Class B, 6.95% 1 6.95% 2008                          4,700         4,577
Series 1998-E, Class C, 6.60% 2010(2)                               5,000         4,747      .10
LB Commerical Mortgage Trust, Series 1998-C1,                       9,361         9,270      .10
 Class A1, 6.33% 2030
Government Lease Trust:(2)
Series 1999-GSA1, Class A1, 5.86% 2003                              4,806         4,750
Series 1999-C1A, Class B3, 4.00% 2011                               6,500         4,498      .10
Grupo Financiero Banamex Accival, SA de CV 0% 2002(2)              10,275         9,141      .09
Norwest Asset Securities Corp., Series 1998-31,                     9,086         8,927      .09
 Class A-1, 6.25% 2014
PNC Mortgage Securities Corp., Series 1998-10,                      9,541         8,720      .09
 Class 1-B1, 6.50% 2028(2)
Ditech Home Loan Owner Trust, Series 1998-1,                       10,500         8,656      .09
 Class B1, 9.50% 2029
Capital One Secured Note Trust Series 1992-2, 6.60% 2005(2)         6,250         6,250
Capital One Master Trust Series 1999-1, Class C, 6.60% 2005 (2)     2,500         2,439      .08
First Union Commercial Mortgage Trust, Series 1999-C1,              7,000         6,043      .06
 Class E, 7.166% 2035(6)
First Nationwide, Series 1999-2, Class 1PA1, 6.50% 2029             5,745         5,517      .06
Collateralized Mortgage Obligation Trust, Series 63,                5,271         5,492      .06
 Class Z, 9.00% 2020
Travelers Mortgage Securities Corp., Series 1,                      4,820         5,302      .05
 Class Z2, 12.00% 2014
Standard Credit Card Master Trust I, Series 1994-2A,                5,000         5,119      .05
 Class A, 7.25% 2008
Ryland Acceptance Corp. Four, Series 88, Class E, 7.95% 2019        4,524         4,605      .05
Prudential Home Mortgage Securities Co., Inc.:
Series 1993-48, Class A-6, 6.25%  2008                              4,466         4,411
Series 1993-34, Class A-1, 7.00% 2023                                 172           172      .05
Residential Funding Mortgage Securities I, Inc.:
Series 1992-S6, Class A-10, 13.980%  2022(9),(11)                     642           647
Series 1998-S17, Class M-1, 6.75% 2028                              3,972         3,782      .05
Bear Stearns Structured Securities Inc., Series 1997-2,             3,291         3,169      .03
 Class AWAC, 4.242% 2036(2),(6)
Nationsbanc Montgomery Funding Corp., Series 1998-5,                2,874         2,784      .03
 Class A-1, 6.00% 2013
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5, 7.25% 2024      2,625         2,629      .03
Financial Asset Securitization, Inc., Series 1997-NAM1,             2,551         2,580      .03
Class B1, 7.75% 2027

UCFC Acceptance Corp., Series 1996-D1, Class A-4, 6.776% 2016       2,400         2,414      .02
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1995-C1, Class A-2, 7.431% 2010(6)                           1,000         1,005
Series 1996-C3, Class A-1, 7.33% 2028                               1,227         1,232
Series 1997-C4, Class A-1, 6.939% 2028                                131           131      .02
EquiCredit Funding, Asset Backed Certificates,                      1,253         1,259      .01
 Series 1996-A, Class A2, 6.95% 2012
Citicorp Mortgage Securities, Inc. Series 1988-16, Class A1,          632           635      .01
 10.00% 2018
                                                                              --------------------
                                                                              1,229,890    12.76
                                                                              --------------------

U.S. GOVERNMENT & FEDERAL AGENCY SECURITIES
U.S. TREASURY OBLIGATIONS
6.00% August 2000                                                   5,000         5,032
13.125% May 2001                                                   21,500        24,349
5.875% November 2001                                               16,565        16,669
3.682% July 2002(10)                                                3,500         3,594
11.625% November 2002                                              92,000       108,345
10.75% May 2003                                                     7,500         8,777
5.75% August 2003                                                   9,505         9,511
11.875% November 2003                                              10,000        12,291
7.25% May 2004                                                    197,885       210,128
7.25% August 2004                                                   7,500         7,978
7.875% November 2004                                               19,000        20,781
11.625% November 2004                                             106,175       134,029
7.50% February 2005                                                20,000        21,531
6.50% May 2005                                                      4,750         4,895
6.50% October 2006                                                 36,000        37,170
3.465% January 2007(10)                                            45,000        45,262
6.125% August 2007                                                 10,015        10,123
4.75% November 2008                                                 3,000         2,755
9.125%  May 2009                                                   18,000        20,295
10.375% November 2009                                              12,500        14,930
10.00% May 2010                                                     7,500         8,934
10.375% November 2012                                              15,000        19,113
12.00% August 2013                                                 10,000        14,041
7.50% November 2016                                                32,500        36,628
8.875% August 2017                                                119,100       152,150
7.875% February 2021                                               19,250        22,850
8.125% May 2021                                                    65,000        79,158
7.625% November 2022                                                9,500        11,075
7.125% February 2023                                                1,900         2,106
6.375% August 2027                                                 12,250        12,552    11.18
                                                                              --------------------
                                                                              1,077,052    11.18
                                                                              --------------------

FEDERAL AGENCY OBLIGATIONS
Mortgage Pass-Throughs(8)
Government National Mortgage Assn.:
6.00% 2028-2029                                                   106,151        99,185
6.50% 2008-2029                                                    40,614        39,206
7.00% 2008-2029                                                   160,112       158,092
7.50% 2007-2028                                                    70,486        71,301
8.00% 2017-2026                                                    34,414        35,435
8.50% 2020-2029                                                    17,596        18,461
9.00% 2009-2022                                                    14,471        15,442
9.50% 2009-2021                                                     9,920        10,677
10.00% 2017-2019                                                    5,204         5,562
10.50% 2015-2019                                                      215           232
11.00% 2029                                                           725           802
12.00% 2014-2015                                                    2,410         2,732     4.74
Fannie Mae:
5.25% 2009                                                         15,000        13,702
5.625% 2004                                                        10,000         9,691
5.858% 2033(6)                                                     25,954        25,484
6.00% 2013-2029                                                    43,640        41,859
6.50% 2013-2029                                                    53,139        52,089
7.00% 2009-2029                                                    66,734        66,280
7.404% 2026(6)                                                      7,419         7,615
7.50% 2009-2028                                                     6,932         7,034
8.00% 2023-2028                                                     2,829         2,915
8.273% 2002(6)                                                      6,653         6,751
8.50% 2009-2027                                                     5,502         5,754
9.00% 2018-2025                                                     2,640         2,794
9.50% 2009-2025                                                     2,666         2,844
10.00% 2018-2025                                                    7,835         8,385
10.50% 2012-2019                                                    2,395         2,596
11.00% 2015-2020                                                    1,460         1,598
11.25% 2014                                                            25            27
11.50% 2010-2014                                                      144           160
12.00% 2015-2029                                                    1,314         1,486
12.50% 2015-2019                                                    3,652         4,177
13.00% 2015-2028                                                    7,912         9,084
15.00% 2013                                                            39            46
Federal Housing Administration/Veterans Affairs 12.50% 2029         1,167         1,335     2.84
Freddie Mac:
5.125% 2008                                                       100,000        89,609
6.00% 2014-2029                                                    14,613        14,102
7.50% 2012                                                         12,380        12,597
8.00% 2003-2026                                                     5,377         5,501
8.25% 2007                                                          1,472         1,518
8.50% 2002-2027                                                    15,320        15,961
8.75% 2008                                                          1,919         1,996
9.00% 2021                                                            471           499
10.00% 2011-2020                                                    2,653         2,853
10.50% 2020                                                         1,765         1,902
10.75% 2010                                                            59            63
11.00% 2018                                                         2,248         2,432
11.50% 2000                                                            12            13
12.00% 2016-2017                                                    7,136         7,936
12.50% 2015-2019                                                    1,654         1,845
12.75% 2019                                                           287           321
13.00% 2014-2015                                                    2,349         2,654
13.50% 2018                                                             7             8
13.75% 2014                                                            11            12     1.68
                                                                              --------------------
                                                                                892,655     9.26
                                                                              --------------------

Collateralized Mortgage Obligations(8)
Freddie Mac:
Series 1849, Class Z, 6.00% 2008                                    6,013         5,630
Series 1716, Class A, 6.50% 2009                                    4,750         4,683
Series 178, Class Z, 9.25% 2021                                     2,095         2,188
Series 1657, Class SA, 7.775% 2023(11)                              7,520         5,774
Series 1673, Class SA, 5.818% 2024(11)                              7,879         5,779
Series 2030, Class F, 5.488% 2028(6)                                1,660         1,673      .27
Fannie Mae:
Series 91-146, Class Z, 8.00% 2006                                  3,852         3,961
Series 90-93, Class G, 5.50% 2020                                     726           694
Series 93-247, Class Z, 7.00% 2023                                  4,380         4,276
Series 1994-4, Class ZA, 6.50% 2024                                 3,907         3,617
Series 1997-28, Class C, 7.00% 2027                                 7,000         6,832      .20
Series 1998 W-5, Class B3, 6.50% 2028(2)                            4,872         4,019      .04
                                                                              --------------------
                                                                                 49,126      .51
                                                                              --------------------

Taxable Municipal Bonds
Alameda Corridor Transportation Authority:
Series D, 5.77% 2006                                                8,715         8,293
Series D, 5.82% 2007                                               10,360         9,807
Series D, 5.92% 2009                                                9,555         8,960      .28
Philadelphia PA Authority for Industrial Development              $10,000         9,617      .10
 Pension Funding Bonds, Series 1999A, 5.59% 2005
California Maritime Infrastructure Authority 6.63% 2009(2)          5,000         4,853      .05
                                                                              --------------------
                                                                                 41,530      .43
                                                                              --------------------

Other  -  0.82%
Federal Home Loan Banks:
5.625% 2001                                                        25,000        24,942
7.013% 2007                                                        10,000         9,855      .36
Fannie Mae:
7.70% 2004                                                         12,500        12,523
Medium Term Note, 6.75% 2028                                       15,000        13,692      .27
U.S. Treasury Obligation Strip Prinicpal:
0% 2007                                                            19,040        12,177
0% 2027                                                            30,390         5,578      .19
                                                                              --------------------
                                                                                 78,767      .82
                                                                              --------------------

GOVERNMENT & GOVERNMENTAL BODIES (EXCLUDING U.S. GOVERNMENT)
Hellenic Republic:
8.90% 2004                                                     GRD4900000        17,157
2.90% 2007                                                      Y1270000         10,853
6.95% 2008                                                         $4,500         4,505
8.60% 2008                                                     GRD18295000       66,757
7.50% 2013                                                        620,000         2,171     1.05
Canadian Government:
9.00% 2004                                                       C$20000         15,691
4.756% 2021(10)                                                    10,000         7,815
4.499% 2026(10)                                                    92,000        68,299      .95
Bundesrepublik:
5.00% 2002                                                        E48000         51,517
7.125% 2002                                                        12,271        14,027
6.00% 2007                                                         14,827        16,803      .85
United Kingdom:
6.50% 2003                                                        L11750         19,305
8.50% 2005                                                         12,000        22,015
7.50% 2006                                                          6,500        11,550      .55
Japanese Government:
6.50% 2001                                                      Y4300000         40,231
1.50% 2008                                                        927,250         7,495      .50
Spanish Government 6.00% 2008                                     E36061         40,501      .42
Polish Government:
12.00% 2001                                                     PLZ20000          5,120
13.00% 2001                                                        25,000         6,454
12.00% 2002                                                         8,375         2,157
12.00% 2003                                                        81,000        21,468      .37
Treuhandanstalt:
7.125% 2003                                                       E11376         13,024
7.50% 2004                                                         16,361        19,526      .34
French Treasury Note 4.50% 2003                                    28,000        29,565      .31
Norwegian Government:
6.75% 2007                                                      NOK90000         12,208
5.50% 2009                                                        124,500        15,663      .29
Netherlands Government Eurobond 5.75% 2002                        E23000         25,171      .26
Hungarian Government:
15.00% 2001                                                    HUF1440000         6,059
12.50% 2002                                                     1,860,000         7,446
13.00% 2003                                                     2,200,000         9,069
10.50% 2004                                                       500,000         1,935      .25
New South Wales Treasury Corp. 8.00% 2008                        A$26000         18,666      .19
Italian Government BTPS Eurobonds 6.00% 2007                      E16204         18,196      .19
Kingdom of Denmark 6.00% 2009                                   DKr90000         13,537      .14
United Mexican States Government Eurobonds:
Global, 11.375% 2016                                               $9,015         9,488
Series A, 6.25% 2019                                                1,000           735
Global, 11.50% 2026                                                 2,625         2,894      .14
Philippines (Republic of):
8.875% 2008                                                         1,750         1,713
9.875% 2019                                                         9,750         9,567      .12
Argentina (Republic of):
Series L, 5.938% Eurobonds 2005(6)                                    233           197
Units, 11.00% 2005(4)                                               5,005         4,604
11.00% 2006                                                         1,500         1,393
11.75% 2007(2)                                                   ARP2650          2,104
11.375% 2017                                                       $2,000         1,725
9.75% 2027                                                          1,050           803      .11
Malaysia 8.75% 2009                                                 8,500         8,504      .09
Panama (Republic of):(6)
Interest Reduction Bond 4.00% 2014(2)                               6,500         4,778
Past Due Interest Eurobond 5.934% 2016                                267           197
Past Due Interest Bond, 5.934% 2016(2),(3)                          1,604         1,181      .06
Ontario (Province of):
7.75% 2002                                                          3,500         3,645
5.50% 2008                                                          1,000           920      .05
Venezuela (Republic of):(6)
Front Loaded Interest Reduction Bond:
Series B, 6.00% 2007                                                  190           145
Series A, 6.00% 2007                                                  762           578
Eurobond 6.313% 2007                                                3,845         2,932      .04
Croatian Government, Series B, 5.813% 2006(6)                       3,540         2,947      .03
Columbia (Republic of) 7.625% 2007                                  3,600         2,781      .03
Mendoza (Province of) 10.00% 2007(2)                                4,150         2,749      .03
Quebec (Province of) 8.625% 2005                                    2,250         2,450      .02
MC-Cuernavaca Trust 9.25% 2001(2)                                   2,614         1,830      .02
Brazil (Federal Republic of):
Debt Conversion Bond, Series L, 5.938% 2012(6)                        500           302
Debt Conversion Bond, Series L, 5.938% 2012(6)                      1,500           906
Bearer 8.00% 2014(3)                                                  747           486      .02
New Zealand Government 4.723%  2016(10)                          NZ$3000          1,602      .02
Bulgaria (Republic of) Front-Loaded Interest Reduction             $1,770         1,059      .01
 Bond, 2.50% 2012(6)
Peru (Republic of), Past Due Interest Eurobonds 4.50% 2017(6)         750           456      .00
                                                                              --------------------
                                                                                717,627     7.45
                                                                              --------------------


OTHER SECURITIES & MISCELLANEOUS                                  Shares
--------------------------------------------------------------------------    --------------------

STOCK AND WARRANTS
Viatel, Inc. (USA)                                                161,582         9,069      .10
Verio Inc., warrants, expire 2004 (USA)(2),(9)                     52,200         6,006      .06
PRICE Communications Corp. (USA)(9)                               344,908         5,174      .05
NTL Inc., warrants, expire 2008 (USA)(2),(5),(9)                   26,362         1,714      .02
RainTree Healthcare Corp. (USA)(7),(5),(9)                        348,886         1,221      .01
ICG Holdings, Inc., warrants, expire 2005 (USA)(2),(9)             19,800           495      .01
Protection One Alarm Monitoring, Inc., warrants,                   54,400           321      .00
 expire 2005 (USA)(2),(9)
Discovery Zone, Inc., units (USA)(4),(5),(9)                       15,517            71      .00
                                                                              --------------------
                                                                                 24,071      .25
                                                                              --------------------

MISCELLANEOUS
Investment securities in initial period of acquisition                            21,36      .22
                                                                              --------------------

TOTAL BONDS, NOTES AND EQUITY SECURITIES (cost:  $9,400,493,000)               9,051,86    93.93
                                                                              --------------------


                                                               Principal        Market
                                                                  Amount         Value Percent of
SHORT-TERM SECURITIES                                               (000)         (000)Net Assets
--------------------------------------------------------------------------    --------------------

COMMERCIAL PAPER
American Home Products Corp.:(2)
4.78% due 7/15/99                                                  20,000        19,960
4.84% due 8/17/99                                                  42,000        41,720
5.07% due 9/13/99                                                  30,000        29,670      .95
Coca-Cola Co.:
5.00%-5.02% due 8/5/99                                             40,300        40,098
4.99% due 8/18/99                                                   8,200         8,144
5.00% due 9/7/99                                                   25,000        24,752      .76
Ameritech Corp.:(2)
4.87% due 7/12/99                                                  20,000        19,968
4.91% due 7/13/99                                                   7,400         7,387
4.82% due 7/26/99                                                  40,900        40,758      .70
Xerox Corp:
4.82% due 7/20/99                                                  38,700        38,596
5.03% due 8/4/99                                                   21,300        21,196      .62
E.W. Scripps Co.:(2)
5.07% due 7/8/1999                                                 13,000        12,985
4.79% due 7/13/99                                                  15,000        14,974
4.80% due 8/11/99                                                  15,000        14,914
5.04% due 9/9/99                                                    7,000         6,928      .52
Fortune Brands Inc.:(2)
4.78% due 7/13/99                                                   5,000         4,991
4.79% due 7/22/99                                                   9,000         8,973
5.00% due 8/3/99                                                   21,000        20,901
5.03% due 8/9/99                                                   11,500        11,436      .48
Johnson & Johnson:(2)
                                                                   20,800        20,745
4.77% due 8/17/99                                                   5,000         4,967
5.02% due 10/15/99                                                 14,200        13,976      .41
General Electric Capital Corp. 5.625% due 7/1/99                   39,400        39,394      .41
A.I. Credit Corp. 4.77% due 7/6/99                                 25,000        24,980      .26
                                                                              --------------------
TOTAL SHORT-TERM SECURITIES (cost $492,462,000)                                 492,413     5.11
                                                                              --------------------
TOTAL INVESTMENT SECURITIES (cost $9,892,955,000)

Excess of cash and receivables over payables                                    $92,847      .96

                                                                              --------------------
NET ASSETS                                                                    $9,637,12   100.00
                                                                              ====================



(1) Step bond; coupon rate will increase at a later date.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers, resale to the public may require registration.

(3) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

(4) Purchased as a unit; issue was separated but reattached for reporting purposes.

(5) Valued under procedures established by the Board of Directors.

(6) Coupon rate may change periodically.

(7) Company not making interest or dividend payments; bankruptcy proceedings pending.

(8) Pass-through securities backed by a pool of mortgages or other assets on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.

(9) Non-income-producing security.

(10) Index-linked bond whose principal amount moves with a government retail price index.

(11) Inverse floater, which is a floating-rate note whose interest rate note whose interest rate moves in the opposite direction of prevailing interest rates.

See Notes to Financial Statements

The Bond Fund of America
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES                                  (Unaudited)
June 30,1999                                         (dollars in      thousands)
Assets:
Investment securities at market
 (Cost:  $9,892,955)                                                  $9,544,273
Cash                                                                      12,264
Receivables for--
 Sales of investments                                    $49,062
 Forward currency contracts                                9,746
 Sales of fund's shares                                   20,844
 Dividends and accrued interest                          139,157
 Other                                                         4         218,813
                                                    ------------ ---------------
                                                                       9,775,350
Liabilities:
Payables for--
 Purchases of investments                                102,349
 Repurchases of fund's shares                             21,534
 Dividends on fund's shares                               10,065
 Management services                                       2,584
 Accrued expenses                                          1,698         138,230
                                                    ------------ ---------------
Net Assets at June 30, 1999--
 Equivalent to $13.25 per share
 on 727,122,761 shares of $1 par
 value capital stock outstanding
 (authorized capital stock--
 1,000,000,000 shares)                                                $9,637,120
                                                                 ===============

STATEMENT OF OPERATIONS                                              (Unaudited)
for the six months ended June 30,1999                (dollars in      thousands)
Investment Income:
Income:
 Interest                                               $352,448
 Dividends from investment in stocks                       8,409        $360,857
                                                    ------------ ---------------

Expenses:
 Management services fee                                  15,269
 Distribution expenses                                    11,911
 Transfer agent fee                                        3,351
 Reports to shareholders                                     229
 Registration statement and prospectus                       563
 Postage, stationery and supplies                            662
 Directors' fees                                              32
 Auditing and legal fees                                      62
 Custodian fee                                               392
 Taxes other than federal income tax                          98
 Other expenses                                              139          32,708
                                                    ------------ ---------------
 Net investment income                                                   328,149
                                                                 ---------------
Realized Gain and Unrealized
 Depreciation on Investments:
Net realized gain                                                         27,909
Net change in unrealized (depreciation)
 appreciation on:
 Investments                                            (279,050)
 Open forward currency contracts                          10,433
                                                    ------------
  Net unrealized depreciation                                           (268,617)
                                                                 ---------------
 Net realized gain and
  unrealized depreciation
  on investments                                                        (240,708)
                                                                 ---------------
Net Increase in Net Assets Resulting
 from Operations                                                         $87,441
                                                                 ===============




STATEMENT OF CHANGES IN NET ASSETS                   (dollars in      thousands)

               Six months Year ended
                                                           ended    December 31,
                                                   June 30, 1999*            1998
                                                    ------------ ---------------
Operations:
Net investment income                                   $328,149        $621,853
Net realized gain on investments                          27,909          45,203
Net unrealized depreciation
 on investments                                         (268,617)       (225,567)
                                                    ------------ ---------------
 Net increase in net assets
  resulting from operations                               87,441         441,489
                                                    ------------ ---------------
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net
  investment income                                     (341,758)       (612,126)
 Distributions from net realized gains
  on investments                                               0         (92,338)
                                                    ------------ ---------------
Total dividends and distributions                       (341,758)       (704,464)
                                                    ------------ ---------------
Capital Share Transactions:
Proceeds from shares sold:
 104,332,712 and 219,927,964                           1,405,907       3,045,786
 shares, respectively
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 19,755,422 and 40,515,125 shares,
 respectively                                            265,231         559,111
Cost of shares repurchased:
 98,044,649 and 143,192,216
 shares, respectively                                 (1,320,294)     (1,977,460)
                                                    ------------ ---------------
 Net increase in net assets
  resulting from capital share
  transactions                                           350,844       1,627,437
                                                    ------------ ---------------
Total Increase in Net Assets                              96,527       1,364,462

Net Assets:
Beginning of period                                    9,540,593       8,176,131
                                                    ------------ ---------------
End of period (including
 undistributed net investment
 income: $(14,767) and $(1,158)
 respectively)                                        $9,637,120      $9,540,593
                                                    ============ ===============


* Unaudited
See Notes to Financial Statements


                 NOTES TO FINANCIAL STATEMENTS
                         (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     NON-U.S. CURRENCY TRANSLATION - Assets or liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issues" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

     FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts are presented net in the statement of assets and liabilities.

2.   NON-U.S. INVESTMENTS

     INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     NON-U.S. CURRENCY GAINS AND LOSSES - Net realized currency losses on interest, sales of non-U.S. bonds and notes and other receivables and payables, on a book basis, were $18,007,000 for the six months ended June 30,1999.

3.   FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

     As of June 30, 1999, net unrealized depreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $348,682,000, of which $161,287,000 related to appreciated securities and $509,969,000 related to depreciated securities. During the six months ended June 30, 1999, the fund realized, on a tax basis, a net capital gain of $23,707,000 on securities transactions. Net gains related to non-U.S. currency transactions of $4,202,000 are treated as ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $9,892,955,000 at June 30, 1999.

4.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $15,269,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; 0.16% of such assets in excess of $3 billion but not exceeding $6 billion; 0.15% of such assets in excess of $6 billion but not exceeding $10 billion; and 0.14% of such assets in excess of $10 billion; plus 2.25% on the first $8,333,333 of the fund's monthly gross investment income; and 2.00% of such income in excess of $8,333,333.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended June 30, 1999, distribution expenses under the Plan were limited to $11,911,000. Had no limitation been in effect, the fund would have paid
$15,482,000 in distribution expenses under the Plan.   As of June 30, 1999,
accrued and unpaid distribution expenses were $1,547,000.

     American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $3,682,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $3,351,000.

     DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of June 30, 1999, aggregate deferred compensation and earnings thereon since the plan's adoption (1993), net of any payments to Directors, were $158,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, excluding short-term securities, of $2,964,028,000 and $2,602,542,000, respectively, during the six months ended June 30, 1999.

     As of June 30, 1999, accumulated net realized gain on investments was $45,916,000 and additional paid-in capital was $9,235,814,000.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $392,000 includes $182,000 that was paid by these credits rather than in cash.

     At June 30, 1999, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                         <c
                                              Contract      Amount U.S. Valuatioat 6/30/1999
                                           ---------------------------------------------------
                                                                                 Unrealized
                                                                                Appreciation
Non-U.S. Currency Sales Contracts             Non-U.S.        U.S.       Amount (Depreciation)

European Monetary Unit expiring 7/28 to
12.1.1999                               Euro245,766,000 $264,743,000$254,828,000  $9,915,000
British Pound expiring 8/10 to 12/2/99  Pound28,579,000  45,684,000   45,110,000     574,000
Japanese Yen expiring 7/26 to 10/1/99    Yen2,730,600,00 22,866,000   22,827,000      39,000
                                                       ---------------------------------------

                                                       $333,293,000$322,765,000 $10,528,000
                                                       =======================================

PER-SHARE DATA AND RATIOS
                                              Six months
                                                  ended Year endedDecember 31
                                              6/30/99/1/      1998      1997      1996
Net Asset Value, Beginning of Period             $13.61    $14.00    $13.75    $13.88
                                              ----------------------------------------

 Income from Investment Operations:
 Net investment income                             0.46      0.94      0.98      1.02
 Net gains or losses on securities (both          (0.34)    (0.24)     0.25     (0.13)
  realized and unrealized)                    ----------------------------------------
   Total from investment operations                0.12      0.70      1.23      0.89
                                              ----------------------------------------

Less Distributions:
Dividends (from net investment income)            (0.48)    (0.95)    (0.98)    (1.02)
Distributions (from capital gains)                    -     (0.14)        -         -
   Total distributions                            (0.48)    (1.09)    (0.98)    (1.02)
                                              ----------------------------------------
Net Asset Value, End of Period                   $13.25    $13.61    $14.00    $13.75
                                              =========================================

   Total Return/2/                              .77%/3/     5.17%     9.24%     6.71%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)      $9,637.00 $9,541.00 $8,176.00 $7,002.00
 Ratio of expenses to average net assets        .34%/3/      .66%      .68%      .71%
 Ratio of net income to average net assets     3.40%/3/     6.94%     6.95%     7.47%
 Portfolio turnover rate                      28.81%/3/    66.25%    51.96%    43.43%




                                                    1995    1994
Net Asset Value, Beginning of Period             $12.69    $14.45
                                              --------------------

 Income from Investment Operations:
 Net investment income                             1.05      1.05
 Net gains or losses on securities (both           1.18     (1.76)
  realized and unrealized)                    --------------------
   Total from investment operations                2.23     (0.71)
                                              --------------------

Less Distributions:
Dividends (from net investment income)            (1.04)    (1.05)
                                                     --        --
Distributions (from capital gains)                    -         -
   Total distributions                            (1.04)    (1.05)
                                              --------------------
Net Asset Value, End of Period                   $13.88    $12.69
                                              ========= =========

   Total Return/2/                               18.25%   (5.02)%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)      $6,290.00 $4,941.00
 Ratio of expenses to average net assets           .74%      .69%
 Ratio of net income to average net assets        7.87%     7.77%
 Portfolio turnover rate                         43.80%    56.98%


/1/Unaudited.
/2/Excludes maximum slaes charge of 4.75%
/3/Based on operations for the period shown, and accordingly, not representative of a full year


[The American Funds Group(r)]

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007
P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462


FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

PREPARING FOR THE YEAR 2000

The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you would like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

Printed on recycled paper
Litho in USA CD/L/4234
Lit. No. BFA-013-0899